Note 2 - Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Investment [Text Block]
Note
2.
Investments

T
he amortized cost and fair value of available for sale and held to maturity investments as of
March 31, 2017
and
December
31,
2016
is as follows:

	March 31, 2017
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for sale:	(Unaudited)
Fixed maturities:
US Treasury securities	$315,229	$-	$(12,646)	$302,583
Corporate bonds	4,417,718	71,032	(36,034)	4,452,716
Municipal bonds	3,624,678	62,399	(30,087)	3,656,990
Mortgage backed and asset backed securities	3,276,332	39,488	(39,653)	3,276,167
Total fixed maturities	11,633,957	172,919	(118,420)	11,688,456
Equities:
Equities	4,962,881	257,651	(85,109)	5,135,423
Other equity investments	296,226	38,949	(3,492)	331,683
Total equities	5,259,107	296,600	(88,601)	5,467,106
Total available for sale	$16,893,064	$469,519	$(207,021)	$17,155,562

	December 31, 2016
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for sale:
Fixed maturities:
US Treasury securities	$314,992	$-	$(15,830)	$299,162
Corporate bonds	3,828,418	62,712	(45,234)	3,845,896
Municipal bonds	2,841,137	46,883	(38,191)	2,849,829
Mortgage backed and asset backed securities	3,333,617	36,870	(45,300)	3,325,187
Total fixed maturities	10,318,164	146,465	(144,555)	10,320,074
Equities:
Equities	4,723,024	350,981	(131,757)	4,942,248
Other equity investments	182,929	23,046	(4,719)	201,256
Total equities	4,905,953	374,027	(136,476)	5,143,504
Total available for sale	$15,224,117	$520,492	$(281,031)	$15,463,578

The amortized cost and fair value of debt securities as of
March 31, 2017,
by contractual maturity, are shown below. Equity securities do not
have stated maturity dates and therefore are
not
included in the following maturity summary. Actual maturities may
differ from contractual maturities because borrowers
may
have the right to call or prepay obligations with or without call or prepayment penalties.

	As of March 31, 2017
	Amortized Cost	Fair Value
Amounts maturing in:	(unaudited)
One year or less	$49,951	$49,929
After one year through five years	1,718,157	1,714,094
After five years through ten years	1,646,453	1,647,786
More than 10 years	4,943,064	5,000,480
Mortgage backed and asset backed securities	3,276,332	3,276,167
	$11,633,957	$11,688,456

Proceeds from the sale of securities, maturities, and asset paydowns for the first
three
months of
2017
and
2016
were
$969,740
and
$245,640,
respectively. Realized gains and losses related to the sale of securities are summarized as follows:

	Quarter Ended March 31,
	(unaudited)
	2017	2016
Gross gains	$192,405	$10,838
Gross losses	-	-
Net security gains	$192,405	$10,838

Gross unrealized losses by duration are summarized as follows:

	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
March 31, 2017
Available for sale:	(unaudited)
Fixed maturities:
US Treasury securities	$302,583	$(12,646)	$-	$-	$302,583	$(12,646)
Corporate bonds	2,057,429	(35,288)	49,157	(746)	2,106,586	(36,034)
Municipal bonds	1,219,109	(30,087)	-	-	1,219,109	(30,087)
Mortgage backed and asset backed securities	1,564,225	(37,381)	116,700	(2,272)	1,680,925	(39,653)
Total fixed maturities	5,143,346	(115,402)	165,857	(3,018)	5,309,203	(118,420)
Equities:
Equities	1,648,897	(23,309)	1,074,560	(61,800)	2,723,457	(85,109)
Other equity investments	109,804	(3,492)	-	-	109,804	(3,492)
Total equities	1,758,701	(26,801)	1,074,560	(61,800)	2,833,261	(88,601)
Total available for sale	$6,902,047	$(142,203)	$1,240,417	$(64,818)	$8,142,464	$(207,021)

	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2016
Available for sale:
Fixed maturities:
US Treasury securities	$299,162	$(15,830)	$-	$-	$299,162	$(15,830)
Corporate bonds	1,897,000	(42,994)	196,399	(2,240)	2,093,399	(45,234)
Municipal bonds	1,296,688	(38,191)	-	-	1,296,688	(38,191)
Mortgage backed and asset backed securities	1,700,173	(39,264)	134,090	(6,036)	1,834,263	(45,300)
Total fixed maturities	5,193,023	(136,279)	330,489	(8,276)	5,523,512	(144,555)
Equities:
Equities	1,007,860	(59,357)	1,063,959	(72,400)	2,071,819	(131,757)
Other equity investments	52,840	(4,719)	-	-	52,840	(4,719)
Total equities	1,060,700	(64,076)	1,063,959	(72,400)	2,124,659	(136,476)
Total available for sale	$6,253,723	$(200,355)	$1,394,448	$(80,676)	$7,648,171	$(281,031)

Unrealized losses occur from market price declines that
may
be due to a number of factors, including economic downturns, changes in interest rates, competitive forces within an industry, issuer specific events, operational difficulties, lawsuits, and market pricing anomalies caused by factors such as temporary lack of liquidity.

The total number of securities in the investment portfolio in an unrealized loss position as of
March
31,
2017
was
66,
which represented an unrealized loss of
$207,021
of the aggregate carrying value of those securities. The
66
securities breakdown as follows:
33
bonds,
22
mortgage and asset backed securities,
7
common stocks,
2
high yield corporate bond fund,
1
preferred stock index fund, and
1
senior loan fund. The Company determined that
no
securities were considered to be other-than-temporarily impaired as of
March 31, 2017
and
December 31, 2016.
The unrealized gains on the remainder of the available for sale portfolio as of
March 31, 2017
were
$469,519.

Note
2.
     Investments

The amortized cost and fair value of available for sale and held to maturity investments as of
December

31,
2016
and
2015
is as follows:

	December 31, 2016
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for sale:
Fixed maturities:
US Treasury securities	$314,992	$-	$(15,830)	$299,162
Corporate bonds	3,828,418	62,712	(45,234)	3,845,896
Municipal bonds	2,841,137	46,883	(38,191)	2,849,829
Mortgage backed and asset backed securities	3,333,617	36,870	(45,300)	3,325,187
Total fixed maturities	10,318,164	146,465	(144,555)	10,320,074
Equities:
Equities	4,723,024	350,981	(131,757)	4,942,248
Other equity investments	182,929	23,046	(4,719)	201,256
Total equities	4,905,953	374,027	(136,476)	5,143,504
Total available for sale	$15,224,117	$520,492	$(281,031)	$15,463,578

	December 31, 2015
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for sale:
Fixed maturities:
US Treasury securities	$461,132	$-	$(34,816)	$426,316
Corporate bonds	3,039,539	15,715	(143,701)	2,911,553
Municipal bonds	1,726,098	28,634	(10,595)	1,744,137
Mortgage backed and asset backed securities	3,083,390	19,554	(53,831)	3,049,113
Total fixed maturities	8,310,159	63,903	(242,943)	8,131,119
Equities:
Equities	3,387,927	219,883	(177,756)	3,430,054
Other equity investments	137,778	36,436	-	174,214
Total equities	3,525,705	256,319	(177,756)	3,604,268
Total available for sale	$11,835,864	$320,222	$(420,699)	$11,735,387

The amortized cost and fair value of debt securities as of
December 31, 2016
and
2015,
by contractual maturity, are shown on the following page. Equity securities do not
have stated maturity dates and therefore are
not
included in the following maturity summary. Actual maturities may
differ from contractual maturities because borrowers
may
have the right to call or prepay obligations with or without call or prepayment penalties.

	As of December 31, 2016		As of December 31, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amounts maturing in:
One year or less	$49,915	$49,931	$50,105	$50,127
After one year through five years	1,819,437	1,809,470	1,046,934	1,040,747
After five years through ten years	1,646,576	1,643,823	1,664,103	1,592,766
More than 10 years	3,468,619	3,491,663	2,465,627	2,398,366
Mortgage backed and asset backed securities	3,333,617	3,325,187	3,083,389	3,049,113
	$10,318,164	$10,320,074	$8,310,158	$8,131,119

Proceeds from
the sale of securities, maturities, and asset paydowns in
2016
and
2015
were
$1,674,014
and
$1,236,063,
respectively. Realized gains and losses related to the sale of securities are summarized as follows:

	Years Ended December 31,

	2016	2015
Gross gains	$122,192	$90,602
Gross losses	(21,814)	(92,126)
Net security (losses) gains	$100,378	$(1,524)

Gross unrealized losses by duration are summarized as follows:

	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2016
Available for sale:
Fixed maturities:
US Treasury securities	$299,162	$(15,830)	$-	$-	$299,162	$(15,830)
Corporate bonds	1,897,000	(42,994)	196,399	(2,240)	2,093,399	(45,234)
Municipal bonds	1,296,688	(38,191)	-	-	1,296,688	(38,191)
Mortgage backed and asset backed securities	1,700,173	(39,264)	134,090	(6,036)	1,834,263	(45,300)
Total fixed maturities	5,193,023	(136,279)	330,489	(8,276)	5,523,512	(144,555)
Equities:
Equities	1,007,860	(59,357)	1,063,959	(72,400)	2,071,819	(131,757)
Other equity investments	52,840	(4,719)	-	-	52,840	(4,719)
Total equities	1,060,700	(64,076)	1,063,959	(72,400)	2,124,659	(136,476)
Total available for sale	$6,253,723	$(200,355)	$1,394,448	$(80,676)	$7,648,171	$(281,031)

	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2015
Available for sale:
Fixed maturities:
US Treasury securities	$197,719	$(1,351)	$228,597	$(33,465)	$426,316	$(34,816)
Corporate bonds	2,141,253	(143,701)	-	-	2,141,253	(143,701)
Municipal bonds	675,885	(10,595)	-	-	675,885	(10,595)
Mortgage backed and asset backed securities	1,943,017	(39,189)	438,173	(14,642)	2,381,190	(53,831)
Total fixed maturities	4,957,874	(194,836)	666,770	(48,107)	5,624,644	(242,943)
Equities:
Equities	1,036,877	(75,352)	820,370	(102,404)	1,857,247	(177,756)
Total equities	1,036,877	(75,352)	820,370	(102,404)	1,857,247	(177,756)
Total available for sale	$5,994,751	$(270,188)	$1,487,140	$(150,511)	$7,481,891	$(420,699)

Unrealized losses occur from market price declines that
may
be due to a number of factors, including economic downturns, changes in interest rates, competitive forces within an industry, issuer specific events, operational difficulties, lawsuits, and market pricing anomalies caused by factors such as temporary lack of liquidity.

The total number of securities in the investment portfolio in an unrealized loss position as of
December

31,
2016
was
66,
which represented an unrealized loss of
$281,031
of the aggregate carrying value of those securities. The
66
securities breakdown as follows:
35
bonds,
23
mortgage and asset backed securities,
4
common stocks,
2
high yield corporate bond fund,
1
preferred stock index fund, and
1
senior loan fund. The Company determined that
no
securities were considered to be other-than-temporarily impaired as of
December 31, 2016
and
2015.
The unrealized gains on the remainder of the available for sale portfolio as of
December 31, 2016
were
$520,516.